INCOME TAX EXPENSE - capital losses (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 52,661
Canada [Member]
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	52,661
Canada [Member] | 2033
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	1,406
Canada [Member] | 2034
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,618
Canada [Member] | 2035
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,685
Canada [Member] | 2036
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,595
Canada [Member] | 2037
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,568
Canada [Member] | 2038
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	5,950
Canada [Member] | 2039
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	6,925
Canada [Member] | 2040
Schedule Of Deferred Tax Assets And Liabilities [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 12,914